[P-I-C LOGO]      P-I-C
                 PINNACLE    ---------------------------
                                    BALANCED FUND
                              SMALL COMPANY GROWTH FUND
                             ---------------------------










SEMI-ANNUAL REPORT
APRIL 30, 1997

       [P-I-C LOGO]

           P-I-C                            MESSAGE TO SHAREHOLDERS
         PINNACLE
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

================================================================================
THE FOLLOWING ARE INTERVIEWS WITH THE MEMBERS OF THE INVESTMENT TEAM AT PROVIDENT INVESTMENT COUNSEL.

PINNACLE BALANCED FUND

QUESTION: How did the Pinnacle Balanced Fund perform relative to the overall markets during the six months ended April 30, 1997?

ANSWER: The Fund had a total return of 5.75% for the six months ended April 30 as compared to the Lipper Balanced Fund average, a group of several hundred balanced mutual funds, which returned 6.95%.

QUESTION: Describe the environment for fixed-income investing during the last six months?

ANSWER: Over the last six months interest rates have trended higher as hopes for signs of economic slowing have been dashed by evidence of continuing strength. A surprisingly strong fourth quarter of 1996 was followed by an even stronger initial quarter this year. Many forecasters are expecting some temporary slowing in the second quarter, to be followed by renewed growth in the remainder of the year. The Federal Reserve raised short-term rates at the end of the first quarter. Since then it has adopted a "wait and see attitude," delaying further tightening in the hopes that growth will slow before inflationary pressures become a problem.

QUESTION: What are some of the factors contributing to the continued rise in the broad equity market during the period?

ANSWER: The broad market's return continued to be driven by the largest, most liquid issues as the record flows of assets in equity mutual funds drove managers into these types of names. The Fund's growth investing style, which focuses our managers on finding companies with both strong sales and earnings gains, precluded the managers from buying many of these larger companies with relatively lower rates of growth. We believe that many of the gains in earnings realized by some of these companies without large rates of change in sales growth may not be sustainable.

QUESTION: How is the Fund valued relative to the broad market as of the end of April?

ANSWER: We believe the Fund portfolio represents a very compelling value at this time relative to the broad market. At the end of April the S&P 500 was

       [P-I-C LOGO]

           P-I-C                            MESSAGE TO SHAREHOLDERS
         PINNACLE
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

================================================================================
valued at premium to its average expected growth rate of 9.00% with a price/earnings ratio of more than 17.00%. The Fund has a price/earnings ratio currently of 21.20% along with anticipated earnings growth of 24.00% and is currently trading at a discount to its growth rate.

QUESTION: What is the outlook for the broad market and the Fund in the months ahead?

ANSWER: We believe the challenge ahead for the broad market, and in particular the larger "blue chip" companies that have performed so well during the past year, will be continuing to generate earnings gains without above average gains in sales. Many of the these issues have continued to show increases in earnings by making gains in productivity with the help of technology and other means without large increases in sales. Therefore we do not feel that these earnings gains are sustainable. The Fund on the other hand is built with companies that have demonstrated the ability to grow both sales and earnings and that we believe will be recognized at some point for the visibility of their growth going forward. The fixed-income markets appear to be maintaining a trading range that will continue in place until more evidence of inflation or a slowdown in the economy is apparent.

PINNACLE SMALL COMPANY GROWTH FUND

QUESTION: How did the Pinnacle Small Company Growth Fund perform relative to the overall market for the six months ended April 30?

ANSWER: The Fund returned -17.51% for the period as compared to the Russell 2000 Growth Index's return of -7.29%, a widely recognized index for Small Company stocks. The past 6 months have been the most volatile period in the Fund's history as investors moved away from smaller capitalization stocks to larger more liquid issues during the period. As of the writing of this report we have seen a return to favor of small company stocks during the month of May. The Fund participated, returning 15.09% for the month as compared to the Russell 2000 Growth's return of more than 12.00%.

QUESTION: What caused the volatility in the Fund and the broad market during the period?

ANSWER: As we have discussed in previous communications the broad market began to retreat from the highs reached early in 1997 as a result of concerns surrounding interest rates, a strong dollar and the predictability of corporate

[P-I-C LOGO]

           P-I-C                            MESSAGE TO SHAREHOLDERS
         PINNACLE
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

================================================================================
earnings going forward. Small stocks, particularly those of small growth companies, bore the brunt of this negative sentiment. Several portfolio holdings retreated in price without any negative fundamental news from the companies. Fund holdings like Fastenal, a distributor of industrial supplies, and Peoplesoft, a software manufacturer, are examples of stocks whose price retreated without any negative news and have since rebounded.

QUESTION: What has caused the more recent turnaround in performance of small stocks and the Fund in May?

ANSWER: We believe that the valuation levels of many of these small companies had become extremely attractive. As expected, those companies whose fundamentals continued throughout the correction were bought aggressively in May by investors when the macro economic environment proved more certain and investor confidence returned.

QUESTION: What is the outlook for the Fund and the broad market going forward?

ANSWER: We believe stock selection will be the critical factor in achieving above average returns in the coming months. Recent evidence of select companies in the market reporting slowdowns or disappointments substantiates our belief in the importance of stock selection going forward. We feel this selective environment is advantageous to our growth style of investing, that is, investing in those companies with sustainable earnings growth, and we are excited about our prospects over the coming months.





Performance results of P-I-C Pinnacle Small Company Growth Fund reflect the total return of the P-I-C Small Cap Growth Fund (included in another report) managed by Provident Investment Counsel prior to the effective date of the Fund's registration statement, which was 2/3/97. Both Funds invest all of their assets in shares of the P-I-C Small Cap. Portfolio. P-I-C Small Cap. Growth Fund returns are restated to reflect all fees and expenses applicable to the P-I-C Pinnacle Small Company Growth Fund.

[P-I-C LOGO]

           P-I-C                            STATEMENTS OF ASSETS AND LIABILITIES
         PINNACLE                           as of April 30, 1997
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

                                                                     PINNACLE
                                                     PINNACLE      SMALL COMPANY
                                                   BALANCED FUND    GROWTH FUND
================================================================================
ASSETS
--------------------------------------------------------------------------------
Investment in P-I-C Balanced Portfolio
   and Small Cap. Portfolio, respectively,
   at value                                          $22,200,436      $ 233,218
Prepaid expenses                                               0         10,838
Receivable from Provident Investment
   Counsel, Inc. (Note 3)                                      0          9,228
--------------------------------------------------------------------------------
Total assets                                          22,200,436        253,284

================================================================================
LIABILITIES
--------------------------------------------------------------------------------
Deferred Trustees' compensation (Note 3)                   6,584            762
Accrued expenses                                           5,067         19,287
--------------------------------------------------------------------------------
Total liabilities                                         11,651         20,049

================================================================================
NET ASSETS
--------------------------------------------------------------------------------
Applicable to 1,637,964 and 28,363
   shares of beneficial interest
   outstanding, respectively                         $22,188,785      $ 233,235
================================================================================
NET ASSET VALUE PER SHARE                            $     13.55      $    8.22
--------------------------------------------------------------------------------
================================================================================
SOURCE OF NET ASSETS
--------------------------------------------------------------------------------
Paid-in capital                                      $18,608,989      $ 271,274
Undistributed net investment
   income (loss)                                          31,791           (370)
Undistributed net realized gain
   (loss) on investments                                 729,850        (42,896)
Net unrealized appreciation
   on investments                                      2,818,155          5,227

================================================================================
NET ASSETS                                           $22,188,785      $ 233,235
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.

[P-I-C LOGO]

           P-I-C                            STATEMENTS OF ASSETS AND LIABILITIES
         PINNACLE                           Six Months ended April 30, 1997
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

                                                                     PINNACLE
                                                     PINNACLE      SMALL COMPANY
                                                   BALANCED FUND    GROWTH FUND
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Net investment income (loss) from Portfolios          $   143,398      $   (130)

================================================================================
Expenses:
--------------------------------------------------------------------------------
   Administration fees (Note 3)                            26,601         4,915
   Transfer agent's fee                                     6,545         4,719
   Trustees' fees                                           6,199         1,605
   Audit fee                                                5,108         3,307
   Amortization of organization costs                       2,538             0
   Custody and accounting services fee                      3,000         1,500
   Distribution fees                                        2,787            64
   Registration fees                                        2,479         4,815
   Miscellaneous                                            1,693         1,605
   Legal fee                                                1,575         3,226
   Report to shareholders                                   1,439         1,509
--------------------------------------------------------------------------------
   Total expenses                                          59,964        27,265
   Less, reimbursement/waiver by Provident
      Investment Counsel, Inc. (Note 3)                   (36,011)      (27,025)
--------------------------------------------------------------------------------
   Net expenses                                            23,953           240
================================================================================
Net investment income (loss)                              119,445          (370)
================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
--------------------------------------------------------------------------------
   Net realized gain (loss) from security
      transactions                                        740,251       (42,896)
   Change in net unrealized appreciation
      on investments                                      309,636         5,227
--------------------------------------------------------------------------------
Net gain (loss) on investments                          1,049,887       (37,669)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                             $ 1,169,332      $(38,039)
--------------------------------------------------------------------------------

*February 3, 1997 (commencement of operations) through April 30, 1997.


Unaudited. See Notes to Financial Statements.

        [P-I-C LOGO]

           P-I-C                            STATEMENTS OF CHANGES IN NET ASSETS
         PINNACLE
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

                                                                                       PINNACLE
                                                              PINNACLE              SMALL COMPANY
                                                           BALANCED FUND             GROWTH FUND
======================================================================================================
INCREASE IN NET ASSETS
------------------------------------------------------------------------------------------------------
                                                   Six Months          Year          February 3, 1997*
                                                     ended             ended              through
From operations:                                 April 30, 1997   October 31, 1996    April 30, 1996
------------------------------------------------------------------------------------------------------

   Net investment income (loss)                   $    119,445     $    130,014        $    (370)
   Net realized gain (loss) from
      security transactions                            740,251          955,355          (42,896)
   Change in net unrealized appreciation
      on investments                                   309,636          375,579            5,227
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
       resulting from operations                     1,169,332        1,460,948          (38,039)

======================================================================================================
Distributions to shareholders:
   From net investment income                          (98,243)        (130,077)               0
   From net realized capital gains                    (953,528)        (595,121)               0
------------------------------------------------------------------------------------------------------
   Total distributions to shareholders              (1,051,771)        (725,198)               0

======================================================================================================
Transactions in shares of beneficial interest:
   Purchases of 769,889, 66,463 and
      28,363 shares, respectively                   10,053,576          853,581          271,274
   Value of 80,384, 58,018 and 0 shares
      issued in payment of dividends,
      respectively                                   1,051,194          717,579                0
   Redemptions of 137,089, 147,233
      and 0 shares, respectively                    (1,901,750)      (1,983,749)               0
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
      resulting from share transactions              9,203,020         (412,589)         271,274

======================================================================================================
Total increase in net assets                         9,320,581          323,161          233,235
======================================================================================================
NET ASSETS:
------------------------------------------------------------------------------------------------------

Beginning of period                                 12,868,204       12,545,043                0
------------------------------------------------------------------------------------------------------
End of period                                     $ 22,188,785     $ 12,868,204        $ 233,235
------------------------------------------------------------------------------------------------------

----------
*Commencement of operations.


Unaudited. See Notes to Financial Statements.

        [P-I-C LOGO]

           P-I-C                            FINANCIAL HIGHLIGHTS
         PINNACLE
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================

                                                     PINNACLE
                                                     BALANCED
                                                       FUND
----------------------------------------------------------------------------------
                                                    Six Months           Year
                                                       ended            ended
                                                  April 30, 1997    Oct. 31, 1996
----------------------------------------------------------------------------------
Net asset value, beginning of period                $   13.91         $   13.24
Income from investment operations:
      Net investment income                               .04               .14
      Net realized and unrealized gain
            (loss) on investments                         .67              1.34
----------------------------------------------------------------------------------
Total from investment operations                          .71              1.48
----------------------------------------------------------------------------------
Less distributions to shareholders:
      From net investment income                         (.03)             (.14)
      From net realized capital gains                   (1.04)             (.67)
----------------------------------------------------------------------------------
Total distributions to shareholders                     (1.07)             (.81)
----------------------------------------------------------------------------------
Net asset value, end of period                      $   13.55         $   13.91
==================================================================================
Total return                                             5.75%            11.96%
==================================================================================
Ratios/supplemental data:

Net assets, end of period (millions)                $   22.2          $   12.9
----------------------------------------------------------------------------------
Ratios to average net assets:+
      Expenses                                           1.05%++**         1.05%**
      Net investment income (loss)                       1.25%++           1.05%
----------------------------------------------------------------------------------

----------
+Net of expense reimbursements.

**Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from P-I-C Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.63%, 1.72%, 2.32%, 2.87%, 7.44% and 43.11%, respectively.

++Annualized.

                                                                  PINNACLE
                                                                SMALL COMPANY
                                                                  GROWTH FUND
--------------------------------------------------------------------------------
     Year           Year           Year       June 11, 1992* February 3, 1997*
     ended          ended          ended         through          ended
Oct. 31, 1995   Oct. 31, 1994  Oct. 31, 1993  Oct. 31, 1992   April 30, 1997
--------------------------------------------------------------------------------
$    11.24      $   11.48      $   10.82      $   10.00       $   10.00

       .15            .15            .18            .04            (.01)

      2.00           (.24)           .69            .78           (1.77)
--------------------------------------------------------------------------------
      2.15           (.09)           .87            .82           (1.78)
--------------------------------------------------------------------------------

      (.15)          (.15)          (.21)           .00             .00
       .00            .00            .00            .00             .00
--------------------------------------------------------------------------------
      (.15)          (.15)          (.21)           .00             .00
--------------------------------------------------------------------------------
$    13.24      $   11.24      $   11.48      $   10.82       $    8.22
================================================================================
     19.35%          (.78%)         8.10%         21.14%++        (5.40%)
================================================================================

$     12.5      $     9.1      $     6.7      $     1.2       $     0.2
--------------------------------------------------------------------------------

      1.05%**        1.05%**        1.05%**        1.05%++**       1.55%++#
      1.32%          1.37%          1.79%          2.60%++        (0.85%)++
--------------------------------------------------------------------------------

----------
*Commencement of operations.

**Includes the Fund's share of expenses, net of fee waivers and expense reimbursements, allocated from P-I-C Balanced Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Balanced Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.63%, 1.72%, 2.32%, 2.87%, 7.44% and 43.11%, respectively.

#Includes the Fund's share of expenses allocated from P-I-C Small Cap. Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and P-I-C Small Cap. Portfolio, had not been made. The ratio of expenses to average net assets would have been 63.47%.

++Annualized.


Unaudited. See Notes to Financial Statements.

        [P-I-C LOGO]

           P-I-C                            NOTES TO FINANCIAL STATEMENTS
         PINNACLE
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
      P-I-C Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust currently offers six separate series: P-I-C Pinnacle Balanced Fund (formerly P-I-C Institutional Balanced Fund), P-I-C Growth Fund (formerly P-I-C Institutional Growth Fund), P-I-C Pinnacle Growth Fund, P-I-C Small Company Growth Fund (formerly P-I-C Institutional Small Cap. Fund), P-I-C Pinnacle Small Company Growth Fund, and P-I-C Small Cap. Growth Fund (each a "Fund" and collectively the "Funds"). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the P-I-C Growth Fund, P-I-C Small Company Growth Fund, P-I-C Pinnacle Growth Fund and P-I-C Small Cap. Growth Fund, are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

A. Investment Valuation. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed at Note 2A of the Portfolio's Notes to Financial Statements.

B. Investment Income and Dividends to Shareholders. The Funds earn income, net of the expenses of the Portfolio, daily on their investments in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.

        [P-I-C LOGO]

           P-I-C                            NOTES TO FINANCIAL STATEMENTS,
         PINNACLE                           CONTINUED
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

================================================================================
C. Federal Income Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

D. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICAC also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.

      P-I-C has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

      Pinnacle Balanced Fund                              1.05%
      Pinnacle Small Company Growth Fund                  1.55%

      The percentages are based on the Funds' average net assets. Fees waived and expenses reimbursed by PIC for the six months ended April 30, 1997, were as follows:

                                                       Waived         Reimbursed
                                                        Fees           Expenses
                                                        ----           --------
      Pinnacle Balanced Fund                           $19,162         $16,849
      Pinnacle Small Company Growth Fund                   100          26,925

        [P-I-C LOGO]

           P-I-C                            NOTES TO FINANCIAL STATEMENTS,
         PINNACLE                           CONTINUED
---------------------------
       BALANCED FUND
 SMALL COMPANY GROWTH FUND
---------------------------

================================================================================
      ICAC receives an annual fee for its services of $15,000 from each of the Funds.

      First Fund Distributors, Inc. (the "Distributor"), a registered broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of its shares, but receives no compensation for its services. The Distributor is an affiliate of the Administrator.

      On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------
      The Trust on behalf of the Pinnacle Small Company Growth Fund, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. On February 19, 1997, shareholders of the Pinnacle Balanced Fund approved its adoption of the 12b-1 Plan. The 12b-1 Plan provides that each Fund will pay a fee to the Distributor at an annual rate of 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred on distribution of Funds' shares.

5 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the investments in the respective Portfolios for the period ended April 30, 1997, were as follows:

                                                    Additions     Reductions
                                                    ---------     ----------
      Pinnacle Balanced Fund                       $10,086,965    $ 1,948,117
      Pinnacle Small Company Growth Fund               271,274              0

  P-I-C              STATEMENT OF NET ASSETS
---------              as of April 30, 1997
BALANCED
---------
PORTFOLIO
---------

=====================================================================================
                                                                        Percentage of
EQUITY SECURITIES - 68.6%                        Shares        Value      Net Assets
-------------------------------------------------------------------------------------
BANKS - 1.0%
-------------------------------------------------------------------------------------
Wells Fargo & Co.                                   800     $  213,400        1.0%
=====================================================================================
BUSINESS INFORMATION SERVICES - 0.7%
-------------------------------------------------------------------------------------
Paychex, Inc.                                     3,450        161,503        0.7%
=====================================================================================
BUSINESS SERVICES - 0.7%
-------------------------------------------------------------------------------------
Danka Business Systems, Plc,
   Sponsored ADR                                  5,300        161,981        0.7%
-------------------------------------------------------------------------------------
CHEMICALS - 0.8%
-------------------------------------------------------------------------------------
Monsanto Co.                                      4,200        179,550        0.8%
=====================================================================================
COMPUTER SERVICES - 1.3%
-------------------------------------------------------------------------------------
Computer Services Corp.*                          2,500        156,250        0.7%
Sungard Data Systems, Inc.*                       3,000        133,125        0.6%
-------------------------------------------------------------------------------------
         Total Computer Services                               289,375        1.3%
=====================================================================================
COMPUTER SOFTWARE - 5.8%
-------------------------------------------------------------------------------------
Microsoft Corp.*                                 10,658      1,284,011        5.8%
=====================================================================================
COSMETICS - 1.8%
-------------------------------------------------------------------------------------
The Gillette Company                              4,600        391,000        1.8%
=====================================================================================
CREDIT AND FINANCE - 2.6%
-------------------------------------------------------------------------------------
MBNA Corp.                                       17,265        569,745        2.6%
=====================================================================================
DISCOUNTS - 1.0%
-------------------------------------------------------------------------------------
Costco Companies, Inc.*                           7,400        213,675        1.0%
=====================================================================================
DIVERSIFIED MANUFACTURING - 1.4%
-------------------------------------------------------------------------------------
Tyco International Ltd.                           5,200        317,200        1.4%

  P-I-C               STATEMENT OF NET ASSETS
---------              as of April 30, 1997
BALANCED
---------
PORTFOLIO
---------

================================================================================

                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                     Shares     Value        Net Assets
-------------------------------------------------------------------------------------
ELECTRONICS - 1.9%
-------------------------------------------------------------------------------------
Texas Instruments, Inc.                          4,800    $  428,400       1.9%
=====================================================================================
ENERGY - 1.0%
-------------------------------------------------------------------------------------
AES Corp.*                                       3,300       215,325       1.0%
=====================================================================================
ENTERTAINMENT & LEISURE - 4.7%
-------------------------------------------------------------------------------------
British Sky Broadcasting Group PLC,
   Sponsored ADR                                 5,100       284,325       1.3%
Hospitality Franchise System, Inc.*              7,600       450,300       2.0%
Walt Disney Company                              3,754       307,828       1.4%
-------------------------------------------------------------------------------------
         Total Entertainment                               1,042,453       4.7%
=====================================================================================
FINANCIAL SERVICES - 4.0%
-------------------------------------------------------------------------------------
Associates First Capital Corp.                   4,400       225,500       1.0%
First Data Corp.                                12,032       415,103       1.9%
State Street Corp.                               2,700       212,625       1.0%
Synovus Financial Corp.                          1,200        29,100       0.1%
-------------------------------------------------------------------------------------
         Total Financial Services                            882,328       4.0%
=====================================================================================
FUNERAL SERVICES - 1.0%
-------------------------------------------------------------------------------------
Service Corp. International                      6,500       222,625       1.0%
=====================================================================================
GAMING - 0.5%
-------------------------------------------------------------------------------------
Mirage Resorts, Inc.*                            5,300       106,663       0.5%
=====================================================================================
HEALTH INDUSTRY SERVICES - 1.1%
-------------------------------------------------------------------------------------
HealthSouth Corp.*                              12,600       248,850       1.1%
=====================================================================================
HEALTH MAINTENANCE ORGANIZATIONS - 2.0%
-------------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                       6,600       434,775       2.0%

  P-I-C                STATEMENT OF NET ASSETS
---------              as of April 30, 1997
BALANCED
---------
PORTFOLIO
---------

================================================================================

                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                     Shares      Value       Net Assets
-------------------------------------------------------------------------------------
INSURANCE - 2.4%
-------------------------------------------------------------------------------------
Aetna Life & Casualty Co.                            400    $ 36,450       0.2%
American International Group, Inc.                 2,200     282,700       1.3%
MGIC Investment Corp.                              2,500     203,125       0.9%
-------------------------------------------------------------------------------------
         Total Insurance                                     522,275       2.4%
=====================================================================================
MEDICAL INSTRUMENTS - 2.9%
-------------------------------------------------------------------------------------
Boston Scientific Corp.*                           3,300     159,225       0.7%
Medtronic, Inc.                                    7,100     491,674       2.2%
-------------------------------------------------------------------------------------
         Total Medical Instruments                           650,899       2.9%
=====================================================================================
MEDICAL SERVICES - 1.0%
-------------------------------------------------------------------------------------
Cardinal Health, Inc.                              4,150     220,988       1.0%
=====================================================================================
MISCELLANEOUS - 0.9%
-------------------------------------------------------------------------------------
Republic Industries, Inc.*                         8,400     208,425       0.9%
=====================================================================================
MORTGAGE AND RELATED SERVICES - 3.4%
-------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                  12,960     532,980       2.4%
Federal National Mortgage
   Association                                     6,800     216,750       1.0%
-------------------------------------------------------------------------------------
         Total Mortgage and Related Services                 749,730       3.4%
=====================================================================================
NETWORKING - 0.9%
-------------------------------------------------------------------------------------
Tellabs, Inc.*                                     4,800     191,400       0.9%
=====================================================================================
OIL AND GAS PRODUCTION - 2.2%
-------------------------------------------------------------------------------------
Global Marine, Inc.*                               6,000     120,750       0.5%
Schlumberger Ltd.                                  3,500     387,625       1.7%
-------------------------------------------------------------------------------------
         Total Oil and Gas Production                        508,375       2.2%

  P-I-C                STATEMENT OF NET ASSETS
---------              as of April 30, 1997
BALANCED
---------
PORTFOLIO
---------

================================================================================

                                                                        Percentage of
EQUITY SECURITIES, CONTINUED                     Shares      Value       Net Assets
-------------------------------------------------------------------------------------
OIL REFINING/MARKETING - 0.7%
-------------------------------------------------------------------------------------
Tosco Corp.                                      5,400    $  159,975          0.7%
=====================================================================================
PHARMACEUTICALS - 10.0%
-------------------------------------------------------------------------------------
Amgen, Inc.                                      1,300        76,538          0.3%
Elan Corp. PLC, ADR*                             4,500       153,000          0.7%
Eli Lilly & Company                              5,900       518,462          2.3%
Merck & Co., Inc.                                3,900       352,950          1.6%
Pfizer, Inc.                                     8,700       835,200          3.8%
Walgreen Co.                                     1,700        78,200          0.4%
Warner Lambert Co.                               2,100       205,800          0.9%
-------------------------------------------------------------------------------------
         Total Pharmaceuticals                             2,220,150         10.0%
=====================================================================================
RETAIL - 1.5%
-------------------------------------------------------------------------------------
CVS Corp.                                        3,400       168,725          0.8%
Dollar General Corp.                             5,100       161,288          0.7%
-------------------------------------------------------------------------------------
         Total Retail                                        330,013          1.5%
=====================================================================================
SPECIALTY CHAINS - 1.2%
-------------------------------------------------------------------------------------
CUC International, Inc.*                         4,700        99,288          0.4%
Kohls Corp.*                                     3,700       180,838          0.8%
-------------------------------------------------------------------------------------
         Total Specialty Chains                              280,126          1.2%
=====================================================================================
SUPERMARKETS - 1.0%
-------------------------------------------------------------------------------------
Safeway, Inc.*                                   5,200       232,050          1.0%
=====================================================================================
TELECOMMUNICATIONS - 5.5%
-------------------------------------------------------------------------------------
ADC Telecommunications, Inc.*                    4,100       107,113          0.5%
Andrew Corp.*                                    2,325        57,544          0.3%
L.M. Ericsson Telephone Co., ADR                18,900       635,512          2.8%
Lucent Technologies, Inc.                        7,300       431,612          1.9%
-------------------------------------------------------------------------------------
         Total Telecommunications                          1,231,781          5.5%

  P-I-C                STATEMENT OF NET ASSETS
---------              as of April 30, 1997
BALANCED
---------
PORTFOLIO
---------

================================================================================

                                                                                 Percentage of
EQUITY SECURITIES, CONTINUED                              Shares      Value       Net Assets
----------------------------------------------------------------------------------------------
TELEPHONE - 0.5%
----------------------------------------------------------------------------------------------
Worldcom, Inc.*                                              4,300  $  103,200        0.5%
==============================================================================================
TEXTILES AND SHOES - 0.7%
----------------------------------------------------------------------------------------------
Gucci Group N.V.                                               300      20,813        0.1%
Tommy Hilfiger Corp.*                                        3,100     123,225        0.6%
----------------------------------------------------------------------------------------------
         Total Textiles and Shoes                                      144,038        0.7%
==============================================================================================
TOBACCO - 0.5%
----------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                     3,100     122,063        0.5%

----------------------------------------------------------------------------------------------
         Total Equity Securities (Cost $12,352,152)                 15,238,347       68.6%
==============================================================================================
FIXED INCOME SECURITIES - 29.7%
----------------------------------------------------------------------------------------------
                                                         Principal
CORPORATE BONDS - 4.3%                                    Amount
----------------------------------------------------------------------------------------------
Ford Motor Credit Corp.,
   7.250%, 5/15/1999                                   $   175,000     177,625        0.8%
Hanson PLC,
   7.375%, 1/15/2003                                       225,000     227,531        1.0%
Hertz Corp., 6.000%, 1/15/2003                             200,000     189,750        0.9%
Household Bank, 6.500%, 7/15/2003                          175,000     168,875        0.8%
International Lease Finance,
   6.125%, 11/1/1999                                       175,000     173,031        0.8%
----------------------------------------------------------------------------------------------
         Total Corporate Bonds (Cost $963,112)                         936,812        4.3%

  P-I-C                STATEMENT OF NET ASSETS
---------              as of April 30, 1997
BALANCED
---------
PORTFOLIO
---------

================================================================================

                                            Principal                  Percentage of
FIXED INCOME SECURITIES                      Amount         Value        Net Assets
------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 25.4%
------------------------------------------------------------------------------------
U.S. Treasury Bond,
   12.000%, 8/15/2013                      $1,525,000    $ 2,124,722        9.6%
U.S. Treasury Bond,
   9.875%, 11/15/2015                         225,000        291,026        1.3%
U.S. Treasury Note,
   6.875%, 7/31/1999                          225,000        227,549        1.0%
U.S. Treasury Note,
   7.750%, 1/31/2000                          975,000      1,007,565        4.5%
U.S. Treasury Note,
   7.500%, 11/15/2001                         475,000        492,452        2.2%
U.S. Treasury Note,
   6.250%, 2/15/2003                        1,525,000      1,500,188        6.8%

------------------------------------------------------------------------------------
         Total U.S. Treasury Obligations
         (Cost $5,685,212)                                 5,643,502       25.4%
SHORT-TERM INVESTMENTS - 1.6%
====================================================================================
REPURCHASE AGREEMENT - 1.6%
------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
   Agreement, 4.99%, dated 4/30/1997,
   due 5/1/1997 (collateralized by $361,284
   U.S. Treasury Bill, 7.87%, due 2/15/2021)
   (Cost $352,300)                            352,300        352,300        1.6%
------------------------------------------------------------------------------------
         Total Investments (Cost $19,352,776)             22,170,961       99.9%


P-I-C
BALANCED                               STATEMENT OF NET ASSETS
PORTFOLIO                              as of April 30, 1997

OTHER ASSETS - 1.2%                                       Value           Percentage of
                                                                          Net Assets
---------------------------------------------------------------------------------------
Cash                                                  $       60
Receivables:
  Dividends and interest                                 143,181
  For securities and interest sold                       112,994
  From Advisor                                             1,050
Other assets                                               1,207
---------------------------------------------------------------------------------------
      Total Assets                                        258,492               1.2%
---------------------------------------------------------------------------------------
LIABILITIES - (1.1%)
---------------------------------------------------------------------------------------
Payable for shares of beneficial interest redeemed        194,307
Deferred Trustees' compensation (Note 3)                    2,455
Accrued expenses                                           32,090
---------------------------------------------------------------------------------------
      Total Liabilities                                   228,852              (1.1%)
---------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                             $22,200,601             100.0%
---------------------------------------------------------------------------------------

*Non-income producing security.


Unaudited. See Notes to Financial Statements.

P-I-C
SMALL CAP.                             STATEMENT OF NET ASSETS
PORTFOLIO                              as of April 30, 1997


                                                               Percentage of
EQUITY SECURITIES - 85.6%               Shares     Value      Net Assets
-----------------------------------------------------------------------------
AIR FREIGHT .. 0.6%
-----------------------------------------------------------------------------
Eagle USA Airfreight, Inc.*              57,800    $1,156,000      0.6%
-----------------------------------------------------------------------------
APPAREL AND SHOES .. 1.6%
-----------------------------------------------------------------------------
Abercrombie & Fitch Co.*                 43,400       634,725      0.3%
Delia's, Inc.*                           24,400       414,800      0.2%
Coldwater Creek, Inc.*                   27,100       379,400      0.2%
Gadzooks, Inc.*                          31,100       866,913      0.4%
Just For Feet, Inc.*                     30,650       486,569      0.2%
Pacific Sunwear of California*           19,500       609,375      0.3%
-----------------------------------------------------------------------------
  Total Apparel and Shoes                           3,391,782      1.6%
-----------------------------------------------------------------------------
AUTO PARTS .. 0.5%
-----------------------------------------------------------------------------
Gentex Corp.*                            50,000       900,000      0.5%
-----------------------------------------------------------------------------
BANKS .. 1.1%
-----------------------------------------------------------------------------
Hamilton Bancorp., Inc.*                  6,800       130,900      0.1%
Sirrom Capital Corp.                     61,300     1,907,962      1.0%
-----------------------------------------------------------------------------
  Total Banks                                       2,038,862      1.1%
-----------------------------------------------------------------------------
BUILDERS AND BUILDING PRODUCTS .. 0.8%
-----------------------------------------------------------------------------
Diamond Home Services*                   16,000       180,000      0.1%
Palm Harbor Homes, Inc.*                 32,375       793,188      0.4%
Watsco, Inc.                             24,900       619,388      0.3%
-----------------------------------------------------------------------------
  Total Builders and Building Products              1,592,576      0.8%
-----------------------------------------------------------------------------
BUSINESS INFORMATION SERVICES .. 0.8%
-----------------------------------------------------------------------------
Gartner Group, Inc., Class A*            42,800      1,123,500     0.6%
Intelliquest Information Group, Inc.*    22,400        358,400     0.2%
-----------------------------------------------------------------------------
  Total Business Information Services                1,481,900     0.8%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

                                                               Percentage of
EQUITY SECURITIES, continued             Shares     Value      Net Assets
BUSINESS SERVICES .. 4.7%
----------------------------------------------------------------------------
Accustaff Inc.*                          127,808  $ 2,332,495       1.2%
Corrections Corp. of America*             43,900    1,432,237       0.7%
Elbit Vision Systems*                     42,900      418,275       0.2%
Forrester Research, Inc.*                 23,800      434,350       0.2%
Lason Holdings, Inc.*                     21,100      358,700       0.2%
NCO Grupo, Inc.*                          24,300      504,225       0.3%
Personnel Group of America, Inc.*         36,900      885,600       0.4%
Rental Service Corp.*                     23,800      440,300       0.2%
Romac International, Inc.*                25,200      491,400       0.2%
Rural/Metro Corp.*                        25,600      736,000       0.4%
TMP Worldwide, Inc.*                      45,800      916,000       0.5%
Teletech Holdings, Inc.*                  17,000      301,750       0.2%
----------------------------------------------------------------------------
      Total Business Services                       9,251,332       4.7%
----------------------------------------------------------------------------
COMPUTER SERVICES .. 6.5%
----------------------------------------------------------------------------
Bisys Group, Inc.*                        36,000    1,152,000       0.6%
CCC Information Services Group*           38,500      452,375       0.2%
Cambridge Technology Partners, Inc.*      38,900    1,035,712       0.5%
Ciber, Inc.*                              39,300    1,404,974       0.7%
Claremont Technology Group, Inc.*         16,300      220,050       0.1%
Envoy Corp.*                              46,000      960,250       0.5%
Fiserv, Inc.*                             78,500    2,963,375       1.5%
HBO & Co.                                 55,700    2,979,950       1.4%
HCIA, Inc.*                                4,900      101,063       0.1%
Intelligroup, Inc.*                       37,200      367,350       0.2%
National Techteam, Inc.                   35,200      545,600       0.3%
Premiere Technologies, Inc.*              23,600      563,450       0.3%
Renaissance Solutions, Inc.*              10,400      226,200       0.1%
----------------------------------------------------------------------------
      Total Computer Services                      12,972,349       6.5%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

=============================================================================
                                                               Percentage of
EQUITY SECURITIES, CONTINUED             Shares     Value      Net Assets
----------------------------------------------------------------------------
COMPUTER SOFTWARE .. 13.3%
----------------------------------------------------------------------------
Aspen Technology, Inc.*                  63,400  $ 1,925,774       1.0%
Baan Company, N.V.*                      45,600    2,451,000       1.1%
BDM International, Inc.*                 65,800    1,529,850       0.7%
CBT Group, PLC-ADR*                      18,900      919,013       0.5%
Dr. Solomon's Group*                     20,400      471,750       0.2%
Electronics For Imaging, Inc.*          115,600    4,537,300       2.2%
HNC Software, Inc.*                      48,000    1,272,000       0.6%
JDA Software Group, Inc.*                55,800    1,408,950       0.7%
McAfee Associates*                       23,800    1,326,850       0.7%
Network General Corp.*                   92,100    1,266,375       0.6%
Parametric Technology Corp.*             47,700    2,158,424       1.1%
Peoplesoft, Inc.*                        46,500    1,929,750       1.0%
Scopus Technology, Inc.                  17,000      454,750       0.2%
Synopsys, Inc.*                          72,380    2,307,112       1.2%
Transaction Systems Architects, Inc.,
  Class A*                               66,300    1,989,000       1.0%
Vantive Corp.*                           20,000      397,500       0.2%
Wind River Systems, Inc.*                24,400      561,200       0.3%
----------------------------------------------------------------------------
      Total Computer Software                     26,906,598      13.3%
============================================================================
COSMETICS .. 0.9%
----------------------------------------------------------------------------
Blyth Industries, Inc.*                  43,600    1,722,200       0.9%
============================================================================
CREDIT AND FINANCE .. 0.5%
----------------------------------------------------------------------------
First USA Paymentech, Inc.*              38,000      916,750       0.5%
============================================================================
DISCOUNT .. 1.8%
----------------------------------------------------------------------------
Dollar Tree Stores, Inc.*                88,900    3,511,550       1.8%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                    Shares     Value      Net Assets
-----------------------------------------------------------------------------------
DRUGS .. 2.5%
-----------------------------------------------------------------------------------
Arqule, Inc.*                                   21,900   $ 309,338        0.2%
Capstone Pharmacy Services*                      8,500      71,719        0.0%
Dura Pharmaceuticals*                           77,600   2,250,400        1.0%
Jones Medical Industries, Inc.                  33,375   1,176,468        0.6%
Kos Pharmaceuticals, Inc.*                      22,400     504,000        0.3%
Medicis Pharmaceutical Corp., Class A*          26,100     639,450        0.3%
-----------------------------------------------------------------------------------
   Total Drugs                                           4,951,375        2.5%
===================================================================================
EDUCATIONAL PROGRAMS .. 1.7%
-----------------------------------------------------------------------------------
Apollo Group, Inc., Class A*                    91,232   2,454,279        1.2%
Sylvan Learning Systems, Inc.*                  33,650   1,013,706        0.5%
-----------------------------------------------------------------------------------
   Total Educational Programs                            3,467,985        1.7%
===================================================================================
ELECTRICAL COMPONENT/SEMICONDUCTOR .. 2.7%
-----------------------------------------------------------------------------------
Anadigics, Inc.*                                43,800   1,237,350        0.6%
Etec Systems, Inc.*                             12,000     349,500        0.2%
Sawtek, Inc.*                                   19,600     580,650        0.3%
Vitesse Semiconductor, Inc.*                   104,450   3,290,175        1.6%
-----------------------------------------------------------------------------------
   Total Component/Semiconductor                         5,457,675        2.7%
===================================================================================
ELECTRICAL EQUIPMENT/PERIPHER .. 0.4%
-----------------------------------------------------------------------------------
Computer Products, Inc.*                        26,800     458,950        0.2%
Ikos Systems, Inc.*                             31,300     516,450        0.2%
-----------------------------------------------------------------------------------
   Total Electrical Equipment/Peripher                     975,400        0.4%
===================================================================================
ELECTRICAL PRODUCTS .. 0.2%
-----------------------------------------------------------------------------------
Advanced Lighting Technologies, Inc.*           23,700     450,300        0.2%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, CONTINUED                    Shares     Value      Net Assets
-----------------------------------------------------------------------------------
ELECTRONICS .. 0.3%
-----------------------------------------------------------------------------------
Anicom, Inc.*                                   36,100   $ 297,825       0.1%
Xionics Document Technologies, Inc.*            16,900     196,463       0.2%
-----------------------------------------------------------------------------------
      Total Electronics                                    494,288       0.3%
===================================================================================
ENTERTAINMENT AND LEISURE ..7.1%
-----------------------------------------------------------------------------------
Condelwood Hotel Company, Inc.*                 39,700     347,375       0.2%
Clear Channel Communications, Inc.*             64,700   3,137,950       1.5%
Extended Stay America, Inc.*                   142,861   2,160,772       1.1%
Fairfield Communities, Inc.*                    77,200   2,007,200       1.0%
HFS, Inc.*                                      77,200   4,574,100       2.3%
Interstate Hotels Co.*                          28,300     711,038       0.4%
LodgeNet Entertainment Corp.*                   40,000     360,000       0.2%
Rockshox, Inc.*                                 14,900     224,431       0.1%
Suburban Lodges of America*                     39,700     640,163       0.3%
-----------------------------------------------------------------------------------
      Total Entertainment and Leisure                   14,163,029       7.1%
===================================================================================
FINANCE COMPANIES .. 0.2%
-----------------------------------------------------------------------------------
Ugly Duckling Corp.*                            22,700     320,638       0.2%
===================================================================================
FINANCIAL SERVICES .. 2.0%
-----------------------------------------------------------------------------------
BA Merchant Services, Inc.*                     49,300     690,200       0.3%
Concord EFS, Inc.*                              48,300     953,925       0.5%
Credit Acceptance Corp.*                        24,200     261,663       0.1%
NOVA Corp.*                                     27,000     486,000       0.2%
PMT Services, Inc.*                            119,000   1,413,125       0.7%
Pre-Paid Legal Services, Inc.*                  34,900     497,325       0.2%
-----------------------------------------------------------------------------------
      Total Financial Services                           4,302,238       2.0%
===================================================================================
GAMING .. 0.2%
-----------------------------------------------------------------------------------
Dover Downs Entertainment                       26,200     429,025       0.2%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, continued                    Shares     Value      Net Assets
-----------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS .. 6.4%
-----------------------------------------------------------------------------------
Oxford Health Plans, Inc.*                     194,600   $12,819,274      6.4%
===================================================================================
HOME FURNISHINGS .. 0.2%
-----------------------------------------------------------------------------------
Zag Industries Ltd.*                            33,100       459,262      0.2%
===================================================================================
INSURANCE .. 1.9%
-----------------------------------------------------------------------------------
Capmac Holdings, Inc.                           25,100       652,600      0.3%
Enhance Financial Services Group, Inc.          12,800       492,800      0.3%
HCC Insurance Holdings, Inc.                   101,600     2,552,700      1.3%
-----------------------------------------------------------------------------------
      Total Insurance                                      3,698,100      1.9%
===================================================================================
MEDICAL/DENTAL PRODUCTS ..1.3%
-----------------------------------------------------------------------------------
Cohr, Inc.*                                     23,700       527,325      0.3%
Henry Schein, Inc.*                             42,300     1,173,824      0.6%
ResMed Inc.*                                    15,000       262,500      0.1%
Safeskin Corp.*                                 29,000       648,875      0.3%
-----------------------------------------------------------------------------------
      Total Medical/Dental Products                        2,612,524      1.3%
===================================================================================
MEDICAL/DENTAL SERVICES .. 6.5%
-----------------------------------------------------------------------------------
CRA Managed Care, Inc.*                         22,500       793,125      0.4%
National Surgery Centers, Inc.*                 31,800       954,000      0.5%
Occusystems, Inc.*                              87,100     1,796,438      0.9%
Omnicare, Inc.                                  33,600       819,000      0.4%
Orthodontic Centers of America, Inc.*           91,900     1,102,800      0.6%
PAREXEL International Corp.*                    45,600     1,276,800      0.6%
Pediatrix Medical Group, Inc.*                  24,900       821,700      0.4%
Phymatrix Corp.*                                27,900       320,850      0.2%
Quintiles Transnational Corp.*                  58,100     2,955,837      1.5%
Renal Care Group, Inc.*                         28,100       843,000      0.4%
Total Renal Care Holdings, Inc.*                34,400     1,105,100      0.6%
UroCor, Inc.*                                   10,200        94,350      0.0%
-----------------------------------------------------------------------------------
      Total Medical/Dental Services                       12,883,000      6.5%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, continued                    Shares     Value      Net Assets
-----------------------------------------------------------------------------------
MEDICAL INSTRUMENTS .. 0.5%
-----------------------------------------------------------------------------------
Boston Scientific Corp.*                        18,404   $  887,993       0.4%
Ventana Medical Systems, Inc.*                  18,400      181,700       0.1%
-----------------------------------------------------------------------------------
      Total Medical Instruments                           1,069,693       0.5%
===================================================================================
MISCELLANEOUS .. 0.2%
-----------------------------------------------------------------------------------
Trigen Energy Corp.                             13,100      319,313       0.2%
===================================================================================
MORTGAGE AND RELATED SERVICES .. 1.8%
-----------------------------------------------------------------------------------
Cityscape Financial Corp.*                      65,700      878,738       0.4%
ContiFinancial Corp.*                           26,000      747,500       0.5%
Insignia Financial Group, Inc., Class A*       108,100    1,891,750       0.9%
-----------------------------------------------------------------------------------
      Total Mortgage and Related Services                 3,517,988       1.8%
===================================================================================
NETWORKING .. 0.2%
-----------------------------------------------------------------------------------
Yurie Systems, Inc.*                            43,500      418,688       0.2%
===================================================================================
OIL AND GAS PRODUCTION .. 0.7%
-----------------------------------------------------------------------------------
Swift Energy Co.*                               68,000    1,436,500       0.7%
===================================================================================
OIL FIELD SERVICES .. 0.5%
-----------------------------------------------------------------------------------
Chesapeake Energy Corp.*                        70,900    1,072,362       0.5%
===================================================================================
PHARMACEUTICALS .. 0.1%
-----------------------------------------------------------------------------------
Applied Analytical Industries, Inc.*             7,900      104,675       0.1%
===================================================================================
POLLUTION CONTROL .. 2.4%
-----------------------------------------------------------------------------------
Newpark Resources, Inc.*                        26,500    1,189,188       0.6%
Republic Industries, Inc.*                      56,652    1,405,678       0.7%
Tetra Technologies*                             25,400      590,550       0.3%
United Waste Systems, Inc.*                     49,800    1,680,750       0.8%
-----------------------------------------------------------------------------------
      Total Pollution Control                             4,866,166       2.4%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

===================================================================================
                                                                      Percentage of
EQUITY SECURITIES, continued                  Shares       Value      Net Assets
-----------------------------------------------------------------------------------
                                                        <C >
PUBLISHING/ADVERTISING .. 0.2%
-----------------------------------------------------------------------------------
Getty Communications, PLC-ADR*                26,800    $   368,500       0.2%
===================================================================================
SPECIALTY .. 3.3%
-----------------------------------------------------------------------------------
Barnett, Inc.*                                28,300        523,550       0.3%
CDW Computers Centers, Inc.*                  20,800        998,400       0.5%
Fastenal Co.                                  62,900      2,453,100       1.2%
Guitar Center, Inc.*                          41,000        579,125       0.3%
Hibbett Sporting Goods, Inc.*                 48,000        768,000       0.4%
Marks Bros. Jewelers, Inc.*                   20,700        230,288       0.1%
Starbucks Corp.*                              15,300        457,088       0.2%
West Marine, Inc.*                            23,300        605,800       0.3%
-----------------------------------------------------------------------------------
      Total Specialty Chains                              6,615,351       3.3%
===================================================================================
TELECOMMUNICATIONS .. 5.9%
-----------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*          37,100      1,479,362       0.7%
Aspect Telecommunications Corp.*              45,100        800,525       0.5%
Davox Corp.*                                  19,000        627,000       0.4%
MRV Communications, Inc.*                     79,300      1,635,563       0.8%
Pairgain Technologies, Inc.*                  78,000      2,028,000       1.0%
P-Com, Inc.*                                  65,700      1,880,663       0.9%
Remec, Inc.*                                  34,300        788,900       0.4%
Tel-Save Holdings, Inc.*                     132,100      1,849,400       0.9%
USCS International, Inc.*                     30,400        501,600       0.3%
-----------------------------------------------------------------------------------
      Total Telecommunications                           11,591,013       5.9%
===================================================================================
TELEPHONE .. 0.2%
-----------------------------------------------------------------------------------
McLeod, Inc.*                                 24,900        457,538       0.2%
===================================================================================
TEXTILES AND SHOES .. 2.6%
-----------------------------------------------------------------------------------
St. John Knits, Inc.*                         15,000        575,625       0.3%
Tommy Hilfiger Corp.*                        115,300      4,583,175       2.3%
-----------------------------------------------------------------------------------
      Total Textiles and Shoes                            5,158,800       2.6%

P-I-C                  STATEMENT OF NET ASSETS
SMALL CAP.             as of April 30, 1997
PORTFOLIO

===============================================================================================
                                                                                  Percentage of
EQUITY SECURITIES, CONTINUED                             Shares        Value      Net Assets
TOBACCO .. 0.3%
-----------------------------------------------------------------------------------------------
Consolidated Cigar Holdings, Inc.*                       27,800      $ 639,400        0.3%
-----------------------------------------------------------------------------------------------
      Total Equity Securities                (Cost $143,372,655)   170,961,999       85.6%

SHORT-TERM INVESTMENTS - 14.6%
===============================================================================================
COMMERCIAL PAPER .. 13.0%                      Principal Amount
-----------------------------------------------------------------------------------------------
American Express Credit Corp.,
  5.5600%, 5/8/1997                                  $6,000,000      6,000,000        3.0%
Ford Motor Credit Co.,
  5.2295%, 5/15/1997                                  7,000,000      7,000,000        3.5%
General Electric Capital Corp.,
  5.5261%, 5/22/1997                                  6,000,000      6,000,000        3.0%
Prudential Funding Corp.,
  5.5093%, 5/15/1997                                  7,000,000      7,000,000        3.5%
-----------------------------------------------------------------------------------------------
      Total Commercial Paper
      (Cost $26,000,000)                                            26,000,000       13.0%
===============================================================================================
REPURCHASE AGREEMENT .. 1.6%
-----------------------------------------------------------------------------------------------
Lehman Brothers On-Line Repurchase
Agreement, 4.99%, dated 4/30/1997,
due 5/1/1997 (collateralized by $3,236,375
U.S. Treasury Bill, 7.87%, due 2/15/2021
(Cost $3,155,900)                                     3,155,900      3,155,900        1.6%
-----------------------------------------------------------------------------------------------
      Total Investments
      (Cost $172,528,555) 100.2%                                   200,117,899      100.2%

P-I-C
SMALL CAP.             STATEMENT OF NET ASSETS
PORTFOLIO              as of April 30, 1997

================================================================================
                                                    Value          Percentage of
OTHER ASSETS - 0.2%                                                Net Assets
--------------------------------------------------------------------------------
Cash                                                  $ 45
Receivables:
  Investment securities sold                       336,048
  Dividends and interest                           105,507
Prepaid insurance                                    5,127
Deferred organization costs                         15,042
Other assets                                        13,254
--------------------------------------------------------------------------------
      Total assets                                 475,023               0.2%
================================================================================

LIABILITIES - (0.4%)
--------------------------------------------------------------------------------
Payable for investment securities purchased        600,732
Deferred Trustees' compensation (Note 3)            11,407
Accrued expenses                                   177,064
--------------------------------------------------------------------------------
      Total liabilities                            789,203              (0.4)%
================================================================================

TOTAL NET ASSETS - 100.0%                     $199,803,719             100.0%
--------------------------------------------------------------------------------


*Non-income producing security.


Unaudited. See Notes to Financial Statements.

P-I-C                  STATEMENTS OF OPERATIONS
BALANCED               Six Months ended April 30, 1997
SMALL CAP.
PORTFOLIOS

                                                      Balanced       Small Cap.
                                                      Portfolio      Portfolio
================================================================================
INVESTMENT INCOME
--------------------------------------------------------------------------------
Income:
--------------------------------------------------------------------------------
  Dividends                                            $ 49,745        $ 67,444
  Interest                                              170,374         525,400
--------------------------------------------------------------------------------
  Total income                                          220,119         592,844
================================================================================
Expenses:
--------------------------------------------------------------------------------
  Investment advisory fee (Note 3)                       57,540         858,350
  Accounting services fee                                32,400          43,941
  Custodian fee                                          12,087          32,828
  Administration fee                                      9,590         107,294
  Audit fee                                               6,100           8,083
  Miscellaneous                                           5,307           5,307
  Amortization of organization costs                      4,959           4,959
  Legal fees                                              1,984           3,696
  Trustees' fees                                          1,884           8,480
--------------------------------------------------------------------------------
  Total expenses                                        131,851       1,072,938
  Less, reimbursement/waiver by
    Advisor (Note 3)                                    (55,131)              0
--------------------------------------------------------------------------------
  Net expenses                                           76,720       1,072,938
================================================================================
Net investment income (loss)                            143,399        (480,094)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
  Net realized gain from security transactions          740,260       3,925,861
  Change in net unrealized appreciation
    (depreciation) on investments                       309,635     (45,162,195)
--------------------------------------------------------------------------------
Net gain (loss) on investments                        1,049,895     (41,236,334)
================================================================================
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $1,193,294    $(41,716,428)
--------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.

P-I-C                  STATEMENTS OF CHANGES IN NET ASSETS
BALANCED
SMALL CAP.
PORTFOLIOS

                                                      BALANCED                      SMALL CAP.
                                                      PORTFOLIO                     PORTFOLIO
===========================================================================================================
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------
                                            Six Months          Year          Six Months           Year
                                               ended           ended            ended             ended
From operations:                          April 30, 1997  Oct. 31, 1996    April 30, 1997    Oct. 31, 1996
-----------------------------------------------------------------------------------------------------------
   Net investment income (loss)             $ 143,399       $ 161,045        $ (480,094)      $ (1,037,169)
   Net realized gain from security
     transactions                             740,260         955,369         3,925,861         14,963,528
   Change in net unrealized
     appreciation (depreciation)
     on investments                           309,635         375,580       (45,162,195)        18,982,622
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets resulting
     from operations                        1,193,294       1,491,994       (41,716,428)        32,908,981
===========================================================================================================
Transactions in interests:
   Contributions by Holders                10,086,965         904,221        58,928,644         57,035,094
   Withdrawals by Holders                  (1,948,117)     (2,068,351)      (18,709,173)       (18,975,416)
-----------------------------------------------------------------------------------------------------------
   Net increase (decrease)
     in net assets from
     transactions in interests              8,138,848      (1,164,130)       40,219,471         38,059,678
===========================================================================================================
Total increase (decrease) in net assets     9,332,142         327,864        (1,496,957)        70,968,659
===========================================================================================================
NET ASSETS:
-----------------------------------------------------------------------------------------------------------
Beginning of period                        12,868,459      12,540,595       201,300,676        130,332,017
-----------------------------------------------------------------------------------------------------------
End of period                             $22,200,601     $12,868,459      $199,803,719       $201,300,676
-----------------------------------------------------------------------------------------------------------


Unaudited. See Notes to Financial Statements.

P-I-C                  SELECTED RATIO DATA
BALANCED
SMALL CAP.
PORTFOLIOS

                                            Balanced Portfolio

                                 Six Months           Year               Year              Year            Year       June 11, 1992*
                                    ended             ended              ended            ended            ended          through
                                April 30, 1997    Oct. 31, 1996     Oct. 31, 1995     Oct. 31, 1994    Oct. 31, 1993   Oct. 31, 1992
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:++
   Operating expenses                0.80%+            0.80%             0.80%            0.80%            0.80%           0.80%+
   Net investment income             1.36%+            1.30%             1.57%            1.63%            2.05%           2.82%+

Portfolio turnover rate             53.73%            54.24%           106.50%          116.63%           92.65%           3.13%

Average commission rate
   paid per share**                $.0322           $0.0406                --               --               --              --


*Commencement of operations.

+Annualized.

++Net of expense reimbursements equivalent to 0.73%, 0.90%, 0.78%, 1.16%, 4.68% and 27.23% of average net assets, respectively.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.


Unaudited. See Notes to Financial Statements.

                                                            SMALL CAP. PORTFOLIO

                                 Six Months           Year               Year              Year       Sept. 30, 1993*
                                    ended             ended              ended            ended           through
                                April 30, 1997    Oct. 31, 1996     Oct. 31, 1995     Oct. 31, 1994    Oct. 31, 1993
--------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:#
   Operating expenses               1.00%+             1.00%             1.00%            1.00%            1.00%+
   Net investment income            (.45%)+            (.59%)            (.51%)           (.49%)           (.79%)+

Portfolio turnover rate            35.70%             53.11%            45.45%           63.89%            6.06%

Average commisson rate
   paid per share**              $0.0311            $0.0307                --               --               --


*Commencement of operations.

+Annualized.

#Net of expense reimbursements equivalent to 0.00%, 0.01%, 0.07%, 0.10%, and 0.11% of average net assets, respectively.

**For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

P-I-C                           NOTES TO FINANCIAL STATEMENTS
BALANCED
SMALL CAP.
PORTFOLIOS

1 - ORGANIZATION

    P-I-C Balanced Portfolio was organized on December 11, 1991 and P-I-C Small Cap. Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number of non-transferable interests, par value $.01 each. The Portfolios are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

A. Valuation of Securities. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

B. Federal Income Taxes. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

C. Deferred Organization Expense. Organization costs of the Portfolios are being amortized on a straight line basis over a period of sixty months. During the amortization period the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.

D. Other. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on

P-I-C
BALANCED                    NOTES TO FINANCIAL STATEMENTS,
SMALL CAP.                  CONTINUED
PORTFOLIOS

    an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES

    Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration Corporation ("ICAC"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICAC also provide management services necessary for the operations of the Portfolios and furnish office facilities.

    PIC receives from the Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average net assets and 0.80% from the Small Cap. Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets and 1.00% for the Small Cap. Portfolio.

    During the six months ended April 30, 1997, PIC waived its fees to the Balanced Portfolio in the amount of $55,131.

    ICAC receives for its services a fee at the annual rate of 0.10% of the average net assets of the Portfolios. Fees paid to ICAC for the six months ended April 30, 1997 are stated on the respective Portfolios' Statement of Operations.

    On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan.

P-I-C                        NOTES TO FINANCIAL STATEMENTS,
BALANCED                     CONTINUED
SMALL CAP.
PORTFOLIOS


4 - INVESTMENT TRANSACTIONS

    The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended April 30, 1997, were as follows:

                              Purchases       Sales
                              ---------       -----
    Balanced Portfolio       $17,806,843   $ 9,696,480
    Small Cap. Portfolio      94,029,054    65,500,963

    The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1997, based on costs for federal income tax purposes, were as follows:

                                Tax             Gross           Gross
                             Costs of        Unrealized      Unrealized
                            Investments     Appreciation    Depreciation
                            -----------     ------------    ------------
    Balanced Portfolio     $ 19,352,776     $ 3,102,281     $   284,096
    Small Cap. Portfolio    172,528,555      38,357,190      10,767,846

        [P-I-C LOGO]

           P-I-C                       TRUSTEES AND OFFICERS
         PINNACLE
      BALANCED FUND
SMALL COMPANY GROWTH FUND


TRUSTEES AND OFFICERS - P-I-C INVESTMENT TRUST
Jeffrey J. Miller, Trustee and President
Jettie M. Edwards, Trustee
Bernard J. Johnson, Trustee
Jeffrey D. Lovell, Trustee
Wayne H. Smith, Trustee
Thad M. Brown, Vice President, Secretary and Treasurer

TRUSTEES AND OFFICERS - P-I-C PORTFOLIOS
Jeffrey J. Miller, Trustee and President
Richard N. Frank, Trustee
James Clayburn LaForce, Trustee
Angelo R. Mozilo, Trustee
Bernard J. Johnson, Trustee Emeritus
Thad M. Brown, Vice President, Secretary and Treasurer

LEGAL COUNSEL - P-I-C INVESTMENT TRUST
Shereff, Friedman, Hoffman & Goodman

LEGAL COUNSEL - P-I-C  PORTFOLIOS
Paul, Hastings, Janofsky & Walker, LLP

INDEPENDENT AUDITORS
McGladrey & Pullen, LLP


This report is intended for the information of shareholders of P-I-C Pinnacle Funds and should not be used as sales literature unless preceded or accompanied by a current prospectus.